STOCK COMPENSATION PLANS - SCHEDULE OF STOCK OPTION INFORMATION BY EXERCISE PRICE RANGE (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
$33.40 - $81.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 33.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 81.73
Number Outstanding as of 12/31/17 (shares) | shares	1,985,084
Weighted- Average Remaining Contractual Life in Years	3 years 5 months
Weighted- Average Exercise Price (USD per share)	$ 63.53
Number Exercisable as of 12/31/17 (shares) | shares	1,985,084
Weighted- Average Exercise Price (USD per share)	$ 63.53
$81.74 - $105.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	81.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 105.91
Number Outstanding as of 12/31/17 (shares) | shares	2,060,833
Weighted- Average Remaining Contractual Life in Years	6 years 11 months
Weighted- Average Exercise Price (USD per share)	$ 97.25
Number Exercisable as of 12/31/17 (shares) | shares	929,199
Weighted- Average Exercise Price (USD per share)	$ 99.72
$105.92 - $111.76
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	105.92
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 111.76
Number Outstanding as of 12/31/17 (shares) | shares	1,875,145
Weighted- Average Remaining Contractual Life in Years	7 years 1 month
Weighted- Average Exercise Price (USD per share)	$ 107.06
Number Exercisable as of 12/31/17 (shares) | shares	785,186
Weighted- Average Exercise Price (USD per share)	$ 106.04
$33.40 - $111.76
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	33.40
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 111.76
Number Outstanding as of 12/31/17 (shares) | shares	5,921,062
Weighted- Average Remaining Contractual Life in Years	5 years 10 months
Weighted- Average Exercise Price (USD per share)	$ 89.06
Number Exercisable as of 12/31/17 (shares) | shares	3,699,469
Weighted- Average Exercise Price (USD per share)	$ 81.65